Loans Receivable and Allowance for Loan Losses (Loans Individually and Collectively Evaluated for Impairment) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Individually evaluated for impairment	$ 11,519	$ 10,556
Loans acquired with deteriorated credit quality	1,090	1,069
Collectively evaluated for impairment	490,968	465,604
Loans and Leases Receivable, Gross	503,577	477,229
Residential Real Estate Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans acquired with deteriorated credit quality	242	270
Collectively evaluated for impairment	158,600	149,773
Loans and Leases Receivable, Gross	158,842	150,043
Commercial Real Estate Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Individually evaluated for impairment	11,519	10,246
Loans acquired with deteriorated credit quality	848	799
Collectively evaluated for impairment	260,777	263,439
Loans and Leases Receivable, Gross	273,144	274,484
Construction Real Estate Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Collectively evaluated for impairment	20,551	13,435
Loans and Leases Receivable, Gross	20,551	13,435
Commercial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Individually evaluated for impairment		310
Collectively evaluated for impairment	35,745	24,803
Loans and Leases Receivable, Gross	35,745	25,113
Consumer Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Collectively evaluated for impairment	15,295	14,154
Loans and Leases Receivable, Gross	$ 15,295	$ 14,154